RELATED PARTY BALANCE AND TRANSACTIONS (Details Narrative)	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 ILS (₪)
Amount paid for Consulting services	$ 94,000	$ 92,000
Director [Member]
Sales commission percentage to be paid to related party	2.50%
Amount paid for Consulting services	$ 17,000
Board of Directors Chairman [Member]
Additional monthly payment to be paid to related party for devoted time					$ 4,600
Increased additional monthly payment to be paid to related party for devoted time, as a result of achieving net income before taxes in the Company's first calendar year audited financial statements			$ 9,000
NIS [Member] | Board of Directors Chairman [Member]
Additional monthly payment to be paid to related party for devoted time | ₪						₪ 17,500
Increased additional monthly payment to be paid to related party for devoted time, as a result of achieving net income before taxes in the Company's first calendar year audited financial statements | ₪				₪ 35,000